Financial liabilities designated at fair value - Disclosure of financial liabilities designated at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Debt securities	£ 96,825	£ 112,881
Repurchase agreements and other similar secured borrowing	41,601	27,052
Other financial liabilities	7,699	9,156
Financial liabilities designated at fair value	297,539	271,637
Contractual amount due on maturity
Disclosure of financial liabilities [line items]
Debt securities	82,820	73,757
Deposits	44,862	42,455
Repurchase agreements and other similar secured borrowing	186,593	173,511
Other financial liabilities	10	8
Financial liabilities designated at fair value	314,285	289,731
Fair value
Disclosure of financial liabilities [line items]
Debt securities	68,261	57,846
Deposits	43,552	41,037
Repurchase agreements and other similar secured borrowing	185,716	172,746
Other financial liabilities	10	8
Financial liabilities designated at fair value	£ 297,539	£ 271,637